Document and Entity Information	Feb. 23, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001851003
Document Type	8-K
Document Period End Date	Feb. 23, 2022
Entity Registrant Name	ZETA GLOBAL HOLDINGS CORP.
Entity Incorporation State Country Code	DE
Entity File Number	001-40464
Entity Tax Identification Number	80-0814458
Entity Address, Address Line One	3 Park Ave
Entity Address, Address Line Two	33rd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10016
City Area Code	(212)
Local Phone Number	967-5055
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, $0.001 par value per share
Trading Symbol	ZETA
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false